CONSOLIDATION OF VARIABLE INTEREST ENTITIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Assets	$ 277,334,437	$ 59,094,847
Liabilities	116,835,522	30,945,150
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Assets	57,577,034	30,073,972
Liabilities	52,474,820	27,116,762
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Assets	801,345	987,964
Liabilities	$ 185,071	$ 358,586